CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Millions	Sep. 30, 2018 USD ($) $ / shares shares
Fixed maturities available for sale, amortized cost | $	$ 44,574
Mortgage loans on real estate, valuation allowances | $	$ 7
Common stock par value (in dollars per share) | $ / shares	$ 0.01
Common stock authorized (in shares)	2,000,000,000
Common stock issued (in shares)	561,000,000
Common stock outstanding (in shares)	558,526,870
Treasury stock (in shares)	2,473,130
Fixed Maturities
Fixed maturities available for sale, amortized cost | $	$ 44,574